May 2, 2003


Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:  Filing - Rule 497(j)

Re:      The Dreyfus/Laurel Funds Trust
                   Dreyfus Premier Core Value Fund
                   Dreyfus Premier Limited Term High Yield Fund
                   Dreyfus Premier Managed Income Fund
         Registration Statement File Nos. 33-43846 and 811-524
         CIK No. 053808
        _______________________________________________________

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in the most recent amendment, Post Effective Amendment No. 117 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 25, 2003.


Sincerely,


/s/ Danielle Grippo

cc:  Dawn M. Dennis
       James Bitetto